Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share	EARNINGS PER COMMON SHARE
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2021			2020
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	1,231	470.9	2.61	1,209	464.8	2.60
Potential dilutive effect of stock options	—	0.5	—	—	0.6	—
Diluted EPS	1,231	471.4	2.61	1,209	465.4	2.60